CONVERTIBLE SENIOR NOTES, NET (Tables)	12 Months Ended
Dec. 31, 2025
2025 Convertible notes [Member]
Debt Instrument [Line Items]
Schedule of net carrying amount of convertible notes
	As of December 31,
	2 0 2 5	2 0 2 4
Principal amount	-	181,495
Unamortized issuance costs	-	(931)
Net carrying amount	-	180,564

2030 Convertible notes [Member]
Debt Instrument [Line Items]
Schedule of net carrying amount of convertible notes
As of December 31,
2 0 2 5
Principal amount	750,000
Unamortized issuance costs	(18,320)
Net carrying amount	731,680